JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 0.9%
Howmet Aerospace, Inc.	1,075	211,030
Automobiles — 3.5%
Tesla, Inc. *	1,885	838,221
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc. *	536	244,516
Gilead Sciences, Inc.	1,205	133,768
Insmed, Inc. *	1,629	234,589
Natera, Inc. *	1,099	176,849
Neurocrine Biosciences, Inc. *	1,080	151,648
		941,370
Broadline Retail — 4.3%
Amazon.com, Inc. *	4,707	1,033,483
Building Products — 0.5%
Trane Technologies plc	311	131,146
Capital Markets — 5.4%
Blackstone, Inc.	1,756	299,998
Goldman Sachs Group, Inc. (The)	344	274,144
Interactive Brokers Group, Inc., Class A	2,491	171,376
Intercontinental Exchange, Inc.	428	72,179
Moody's Corp.	278	132,488
Robinhood Markets, Inc., Class A *	1,866	267,226
Tradeweb Markets, Inc., Class A	691	76,635
		1,294,046
Commercial Services & Supplies — 0.5%
Copart, Inc. *	2,509	112,810
Communications Equipment — 0.4%
Ciena Corp. *	723	105,291
Construction & Engineering — 1.5%
Comfort Systems USA, Inc.	125	102,679
Quanta Services, Inc.	623	258,264
		360,943
Construction Materials — 0.4%
Eagle Materials, Inc.	387	90,304
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	198	112,188
Electrical Equipment — 0.7%
AMETEK, Inc.	815	153,193
Databricks, Inc. ‡ *	133	19,910
		173,103
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	3,376	133,203

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 3.8%
Netflix, Inc. *	416	499,267
Spotify Technology SA *	269	187,772
Take-Two Interactive Software, Inc. *	868	224,184
		911,223
Financial Services — 2.2%
Mastercard, Inc., Class A	904	514,456
Ground Transportation — 0.9%
Uber Technologies, Inc. *	2,269	222,259
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	809	108,346
Intuitive Surgical, Inc. *	416	186,016
		294,362
Health Care Providers & Services — 0.7%
McKesson Corp.	204	157,747
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	58	312,402
DoorDash, Inc., Class A *	1,058	287,726
Flutter Entertainment plc (United Kingdom) *	460	116,965
Hilton Worldwide Holdings, Inc.	282	73,126
		790,219
Household Durables — 0.5%
Garmin Ltd.	478	117,660
Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	943	184,688
Industrial Conglomerates — 0.8%
3M Co.	1,163	180,494
Insurance — 0.4%
Progressive Corp. (The)	383	94,564
Interactive Media & Services — 8.6%
Alphabet, Inc., Class C	2,847	693,265
Meta Platforms, Inc., Class A	1,650	1,211,849
Reddit, Inc., Class A *	574	132,118
		2,037,232
IT Services — 2.3%
CoreWeave, Inc., Class A *	974	133,344
Shopify, Inc., Class A (Canada) *	912	135,500
Snowflake, Inc., Class A *	944	212,966
Twilio, Inc., Class A *	712	71,204
		553,014
Life Sciences Tools & Services — 1.1%
IQVIA Holdings, Inc. *	302	57,434

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	53	65,211
Thermo Fisher Scientific, Inc.	283	137,166
		259,811
Machinery — 1.2%
Deere & Co.	158	72,142
ITT, Inc.	1,187	212,251
		284,393
Oil, Gas & Consumable Fuels — 1.7%
Cheniere Energy, Inc.	466	109,516
EOG Resources, Inc.	1,109	124,319
Williams Cos., Inc. (The)	2,673	169,335
		403,170
Pharmaceuticals — 0.8%
Eli Lilly & Co.	257	196,351
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	714	112,466
Semiconductors & Semiconductor Equipment — 17.5%
Broadcom, Inc.	3,515	1,159,688
NVIDIA Corp.	14,006	2,613,202
ON Semiconductor Corp. *	1,726	85,108
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	698	195,080
Teradyne, Inc.	837	115,152
		4,168,230
Software — 15.9%
AppLovin Corp., Class A *	219	157,357
Atlassian Corp., Class A *	519	82,829
Crowdstrike Holdings, Inc., Class A *	321	157,482
Figma, Inc., Class A * (a)	430	22,288
HubSpot, Inc. *	274	128,071
Intuit, Inc.	522	356,586
Microsoft Corp.	3,978	2,060,394
Oracle Corp.	1,351	379,908
Palo Alto Networks, Inc. *	1,077	219,346
ServiceNow, Inc. *	124	113,979
Synopsys, Inc. *	183	90,509
		3,768,749
Specialized REITs — 0.5%
American Tower Corp.	569	109,427
Specialty Retail — 3.9%
AutoZone, Inc. *	50	213,242
Carvana Co. *	348	131,404
Home Depot, Inc. (The)	415	168,114

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
TJX Cos., Inc. (The)	1,670	241,287
Ulta Beauty, Inc. *	300	164,188
		918,235
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	6,513	1,658,396
Total Common Stocks (Cost $10,334,591)		23,474,284
Preferred Stocks — 0.1%
Electrical Equipment — 0.1%
Anthropic PBC ‡ * (Cost $33,000)	234	33,000
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (b) (c) (Cost $285,198)	285,099	285,213
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $18,648)	18,648	18,648
Total Short-Term Investments (Cost $303,846)		303,861
Total Investments — 100.2% (Cost $10,671,437)		23,811,145
Liabilities in Excess of Other Assets — (0.2)%		(52,867)
NET ASSETS — 100.0%		23,758,278

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $17,830.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$211,030	$—	$—	$211,030
Automobiles	838,221	—	—	838,221
Biotechnology	941,370	—	—	941,370
Broadline Retail	1,033,483	—	—	1,033,483
Building Products	131,146	—	—	131,146
Capital Markets	1,294,046	—	—	1,294,046
Commercial Services & Supplies	112,810	—	—	112,810
Communications Equipment	105,291	—	—	105,291
Construction & Engineering	360,943	—	—	360,943
Construction Materials	90,304	—	—	90,304

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples Distribution & Retail	$112,188	$—	$—	$112,188
Electrical Equipment	153,193	—	19,910	173,103
Energy Equipment & Services	133,203	—	—	133,203
Entertainment	911,223	—	—	911,223
Financial Services	514,456	—	—	514,456
Ground Transportation	222,259	—	—	222,259
Health Care Equipment & Supplies	294,362	—	—	294,362
Health Care Providers & Services	157,747	—	—	157,747
Hotels, Restaurants & Leisure	790,219	—	—	790,219
Household Durables	117,660	—	—	117,660
Independent Power and Renewable Electricity Producers	184,688	—	—	184,688
Industrial Conglomerates	180,494	—	—	180,494
Insurance	94,564	—	—	94,564
Interactive Media & Services	2,037,232	—	—	2,037,232
IT Services	553,014	—	—	553,014
Life Sciences Tools & Services	259,811	—	—	259,811
Machinery	284,393	—	—	284,393
Oil, Gas & Consumable Fuels	403,170	—	—	403,170
Pharmaceuticals	196,351	—	—	196,351
Real Estate Management & Development	112,466	—	—	112,466
Semiconductors & Semiconductor Equipment	4,168,230	—	—	4,168,230
Software	3,768,749	—	—	3,768,749
Specialized REITs	109,427	—	—	109,427
Specialty Retail	918,235	—	—	918,235
Technology Hardware, Storage & Peripherals	1,658,396	—	—	1,658,396
Total Common Stocks	23,454,374	—	19,910	23,474,284
Preferred Stocks	—	—	33,000	33,000
Short-Term Investments
Investment Companies	285,213	—	—	285,213
Investment of Cash Collateral from Securities Loaned	18,648	—	—	18,648
Total Short-Term Investments	303,861	—	—	303,861
Total Investments in Securities	$23,758,235	$—	$52,910	$23,811,145
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	$222,598	$760,216	$697,611	$15	$(5)	$285,213	285,099	$1,669	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	—	135,954	117,307	—	1	18,648	18,648	113	—
Total	$222,598	$896,170	$814,918	$15	$(4)	$303,861		$1,782	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.